Summary of material accounting policies (Details 1) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Summary Of Material Accounting Policies
Gains (losses) derived from net monetary position	$ 4,700,583	$ (5,668,787)	$ 910,811